Acquisition of Additional Interest in the Soto Norte Project - Schedule of Summarized Financial Information for the Soto Norte Project (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Asset Acquistion [Line Items]
Net income		$ 79,366	$ 23,291
Comprehensive income (loss)		208,001	(65,980)
Company’s share of the loss from the associate		$ 28,015	12,624
Soto Norte
Disclosure Of Asset Acquistion [Line Items]
Project expenses			(13,022)
Net income			(14,054)
Comprehensive income (loss)			(14,054)
Company’s share of the loss from the associate			(2,811)
Company’s equity share of the comprehensive (loss) income of associate			$ (2,811)
Percentage of ownership	51.00%		20.00%